Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.42269%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$624,143.84

Principal:
Principal Collections	$9,766,600.97
Prepayments in Full	$4,373,032.05
Liquidation Proceeds	$275,575.56
Recoveries	$85,914.28
Sub Total	$14,501,122.86
Collections	$15,125,266.70

Purchase Amounts:
Purchase Amounts Related to Principal	$326,361.15
Purchase Amounts Related to Interest	$1,364.42
Sub Total	$327,725.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,452,992.27

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,452,992.27
Servicing Fee	$194,300.64	$194,300.64	$0.00	$0.00	$15,258,691.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,258,691.63
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,258,691.63
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,258,691.63
Interest - Class A-3 Notes	$47,167.23	$47,167.23	$0.00	$0.00	$15,211,524.40
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$15,058,230.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,058,230.40
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$15,005,350.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,005,350.65
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$14,965,725.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,965,725.32
Regular Principal Payment	$14,007,423.77	$14,007,423.77	$0.00	$0.00	$958,301.55
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$958,301.55
Residual Released to Depositor	$0.00	$958,301.55	$0.00	$0.00	$0.00
Total		$15,452,992.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,007,423.77
Total					$14,007,423.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,007,423.77	$46.69	$47,167.23	$0.16	$14,054,591.00	$46.85
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$14,007,423.77	$13.31	$292,966.31	$0.28	$14,300,390.08	$13.59

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$40,142,327.26	0.1338078	$26,134,903.49	0.0871163
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$198,472,327.26	0.1886386	$184,464,903.49	0.1753252

Pool Information
Weighted Average APR	3.152%	3.151%
Weighted Average Remaining Term	28.24	27.45
Number of Receivables Outstanding	20,572	19,876
Pool Balance	$233,160,768.86	$218,214,667.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$219,514,882.25	$205,507,458.48
Pool Factor	0.2073794	0.1940859

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$12,707,209.28
Targeted Overcollateralization Amount	$33,749,764.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,749,764.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$204,531.37
(Recoveries)		107	$85,914.28
Net Loss for Current Collection Period			$118,617.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6105%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0738%
Second Prior Collection Period			0.6481%
Prior Collection Period			0.6218%
Current Collection Period			0.6307%
Four Month Average (Current and Prior Three Collection Periods)			0.4936%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,993	$10,262,600.36
(Cumulative Recoveries)			$1,448,040.21
Cumulative Net Loss for All Collection Periods			$8,814,560.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7840%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,428.87
Average Net Loss for Receivables that have experienced a Realized Loss			$2,945.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.64%	257	$3,571,658.62
61-90 Days Delinquent	0.19%	25	$421,774.29
91-120 Days Delinquent	0.05%	7	$99,514.65
Over 120 Days Delinquent	0.14%	20	$315,745.34
Total Delinquent Receivables	2.02%	309	$4,408,692.90

Repossession Inventory:
Repossessed in the Current Collection Period		15	$219,235.60
Total Repossessed Inventory		19	$310,543.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2304%
Prior Collection Period			0.2722%
Current Collection Period			0.2616%
Three Month Average			0.2548%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3836%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer